UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gruss Asset Management, L.P.
Address: 667 Madison Avenue
         New York, NY  10065

13F File Number:  28-06219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
Title:     Manager, Gruss Co., LLC, GP of Gruss Asset Mgmt LP
Phone:     212-688-1500

Signature, Place, and Date of Signing:

      /s/  Howard Guberman     New York, NY     February 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $1,069,539 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRNET SYS INC                 COM              009417106      935   500000 SH       SOLE                   500000        0        0
ALLIANCE DATA SYSTEMS CORP     COM              018581108    23644   315300 SH       SOLE                   315300        0        0
ALLIANCE DATA SYSTEMS CORP     COM              018581108    14721   196300 SH  PUT  SOLE                   196300        0        0
ALTRIA GROUP INC               COM              02209S103    60313   798000 SH       SOLE                   798000        0        0
ALTRIA GROUP INC               COM              02209S103    53042   701800 SH  PUT  SOLE                   701800        0        0
ASE TEST LTD                   ORD              Y02516105    32698  2304300 SH       SOLE                  2304300        0        0
CBS CORP NEW                   CL B             124857202     1244    45649 SH       SOLE                    45649        0        0
COGNOS INC                     COM              19244C109    53108   922500 SH       SOLE                   922500        0        0
COVIDIEN LTD                   COM              G2552X108     1260    28446 SH       SOLE                    28446        0        0
CYPRESS SEMICONDUCTOR CORP     COM              232806109    79567  2208350 SH       SOLE                  2208350        0        0
EXTERRAN HLDGS INC             COM              30225X103    70471   861500 SH       SOLE                   861500        0        0
FINISH LINE INC                CL A             317923100      238    98200 SH  CALL SOLE                    98200        0        0
GENTEK INC                     COM NEW          37245X203     4590   156800 SH       SOLE                   156800        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101     4735   167800 SH  CALL SOLE                   167800        0        0
GRANT PRIDECO INC              COM              38821G101   152553  2748200 SH       SOLE                  2748200        0        0
HEARST-ARGYLE TELEVISION INC   COM              422317107     8563   387300 SH       SOLE                   387300        0        0
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107     7976   192200 SH       SOLE                   192200        0        0
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562P111     2703  1351600 SH       SOLE                  1351600        0        0
KRAFT FOODS INC                CL A             50075N104    15803   484300 SH  PUT  SOLE                   484300        0        0
LEVITT CORP                    CL A             52742P108     1269   576900 SH       SOLE                   576900        0        0
LOEWS CORP                     COM              540424108    12353   245400 SH       SOLE                   245400        0        0
METAL MGMT INC                 COM NEW          591097209    18057   396600 SH       SOLE                   396600        0        0
MIRAMAR MINING CORP            COM              60466E100    30223  4805400 SH       SOLE                  4805400        0        0
NAVTEQ CORP                    COM              63936L100    55256   730900 SH       SOLE                   730900        0        0
NAVTEQ CORP                    COM              63936L100    76318  1009500 SH  CALL SOLE                  1009500        0        0
PLAINS EXPL& PRODTN CO         COM              726505100    26094   483213 SH       SOLE                   483213        0        0
PUGET ENERGY INC NEW           COM              745310102    19031   693800 SH       SOLE                   693800        0        0
QUANEX CORP                    COM              747620102    50940   981500 SH       SOLE                   981500        0        0
ROWAN COS INC                  COM              779382100    18968   480700 SH       SOLE                   480700        0        0
RURAL CELLULAR CORP            CL A             781904107    11344   257300 SH       SOLE                   257300        0        0
SLM CORP                       COM              78442P106    11953   593500 SH  CALL SOLE                   593500        0        0
SOVEREIGN BANCORP INC          COM              845905108     2190   192100 SH  CALL SOLE                   192100        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401     6349   144200 SH       SOLE                   144200        0        0
TARRAGON CORP                  COM              876287103     1458   972300 SH       SOLE                   972300        0        0
TRANE INC                      COM              892893108    82523  1766700 SH       SOLE                  1766700        0        0
TRANE INC                      COM              892893108     8735   187000 SH  CALL SOLE                   187000        0        0
TYCO ELECTRONICS LTD           COM NEW          G9144P105     1056    28446 SH       SOLE                    28446        0        0
TYCO INTL LTD BERMUDA          SHS              G9143X208     1128    28446 SH       SOLE                    28446        0        0
UAP HLDG CORP                  COM              903441103    42228  1094000 SH       SOLE                  1094000        0        0
UNITED RENTALS INC             COM              911363109      538    29300 SH  CALL SOLE                    29300        0        0
VIACOM INC NEW                 CL B             92553P201     2005    45649 SH       SOLE                    45649        0        0
WCI CMNTYS INC                 NOTE 4.000% 8/1  92923CAK0     1359  1923000 SH       SOLE                  1923000        0        0
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